PIMCO Funds

Supplement Dated December 31, 2007 to the
Bond Funds Institutional and Administrative Class Prospectus,
dated October 1, 2007

Disclosure Related to the PIMCO Real Return Fund

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the Real Return Fund.

Therefore, effective immediately, the section of the table in the "Management of the Funds-Individual Portfolio Managers" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the Real Return Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Real Return	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated December 31, 2007 to the
PIMCO Funds Class R Prospectus,
dated October 1, 2007

Disclosure Related to the PIMCO Real Return Fund

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the Real Return Fund.

Therefore, effective immediately, the section of the table in the "Management of the Funds-Individual Portfolio Managers" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the Real Return Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Real Return	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated December 31, 2007 to the
PIMCO Real Return Fund Class A, B and C Prospectus,
dated July 31, 2007

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the Real Return Fund.

Therefore, effective immediately, the section of the table in the "Management of the Fund-Individual Portfolio Manager" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the Real Return Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Real Return	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated December 31, 2007 to the
Real Return Strategy, Equity-Related & Asset Allocation Funds Class D Prospectus, dated October 1, 2007

Disclosure Related to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return Fund and PIMCO RealEstateRealReturn Strategy Fund

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the CommodityRealReturn Strategy Fund®, Real Return Fund and RealEstateRealReturn Strategy Fund.

Therefore, effective immediately, the section of the table in the "Management of the Funds-Individual Portfolio Managers" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the CommodityRealReturn Strategy Fund®, Real Return Fund and RealEstateRealReturn Strategy Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
CommodityRealReturn Strategy	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.
Real Return		12/07
RealEstateRealReturn Strategy		12/07

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated December 31, 2007 to the
Real Return Strategy, Equity-Related & Asset Allocation Funds Class A, B and C Prospectus, dated October 1, 2007

Disclosure Related to the PIMCO CommodityRealReturn Strategy Fund® and PIMCO RealEstateRealReturn Strategy Fund

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the CommodityRealReturn Strategy Fund® and RealEstateRealReturn Strategy Fund.

Therefore, effective immediately, the section of the table in the "Management of the Funds-Individual Portfolio Managers" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the CommodityRealReturn Strategy Fund® and RealEstateRealReturn Strategy Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
CommodityRealReturn Strategy	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.
RealEstateRealReturn Strategy		12/07

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated December 31, 2007 to the
Strategic Markets Funds Institutional and Administrative Class Prospectus, dated October 1, 2007

Disclosure Related to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return Asset Fund and PIMCO RealEstateRealReturn Strategy Fund

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the CommodityRealReturn Strategy Fund®, Real Return Asset Fund and RealEstateRealReturn Strategy Fund.

Therefore, effective immediately, the section of the table in the "Management of the Funds-Individual Portfolio Managers" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the CommodityRealReturn Strategy Fund®, Real Return Asset Fund and RealEstateRealReturn Strategy Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
CommodityRealReturn Strategy	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.
Real Return Asset		12/07
RealEstateRealReturn Strategy		12/07

Disclosure Related to the PIMCO All Asset Fund

Effective immediately, on page 4 of the Prospectus, the following risk is added to the principal risks of investing in the Underlying Funds listed in the "Fund Summaries-Principal Risks" section of the Prospectus relating to the PIMCO All Asset Fund:

Commodity Risk

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PIMCO Funds

Supplement Dated December 31, 2007 to the
Statement of Additional Information
dated October 1, 2007

Disclosure Related to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return Fund, PIMCO Real Return Asset Fund and PIMCO RealEstateRealReturn Strategy Fund

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the CommodityRealReturn Strategy Fund®, Real Return Fund, Real Return Asset Fund and RealEstateRealReturn Strategy Fund.

Therefore, effective immediately, the section of the table on page 63, including footnote 2 thereto, in the subsection titled "Portfolio Managers-Other Accounts Managed," providing information with respect to John B. Brynjolfsson's management of the CommodityRealReturn Strategy Fund®, Real Return Fund, Real Return Asset Fund and RealEstateRealReturn Strategy Fund is deleted, and is replaced by the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Worah[2]
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	10	$2,134	0	N/A
Other Accounts	32	$9,325	9	$1,008

2

Mr. Worah manages the following Funds (each Fund's total assets under management, as of October 31, 2007, is in parenthesis next to its name): CommodityRealReturn Strategy ($11.8 billion), Real Return ($11.3 billion), Real Return Asset ($1.6 billion) and RealEstateRealReturn Strategy ($133.8 million). Prior to December 31, 2007, Mr. John B. Brynjolfsson managed the CommodityRealReturn Strategy Fund®, Real Return Fund, Real Return Asset Fund and RealEstateRealReturn Strategy Fund.  Information pertaining to registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Worah is as of October 31, 2007.

In addition, in the paragraph immediately preceding the above table, the following sentence is added to the end of the paragraph to clarify that the information relating to Mr. Worah is as of October 31, 2007:

Information pertaining to accounts managed by Mr. Worah is as of October 31, 2007.

Further, effective immediately, the section of the table on page 68, in the subsection titled "Portfolio Managers-Securities Ownership," providing information with respect to John B. Brynjolfsson's ownership of portfolio securities is deleted, and is replaced by the following:

Worah[1]	CommodityRealReturn Strategy	None
	Real Return	None
	Real Return Asset	None
	RealEstateRealReturn Strategy	None

1 As of December 31, 2007, Mr. Mihir Worah manages the CommodityRealReturn Strategy Fund®, Real Return Fund, Real Return Asset Fund and RealEstateRealReturn Strategy Fund. As of October 31, 2007, Mr. Worah did not own any shares in the CommodityRealReturn Strategy Fund®, Real Return Fund, Real Return Asset Fund or RealEstateRealReturn Strategy Fund. Prior to December 31, 2007, Mr. John B. Brynjolfsson managed the CommodityRealReturn Strategy Fund®, Real Return Fund, Real Return Asset Fund and RealEstateRealReturn Strategy Fund.

Investors Should Retain This Supplement For Future Reference